UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    CBRE CLARION SECURITIES LLC
Address:                 201 King of Prussia Road
                         Suite 600
                         Radnor, PA 19087

Form 13F File Number:    28-06044

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Robert Tull
Title:			Chief Compliance Officer
Phone:			(610) 995-8944

Signature, 		Place, 		and Dating of Signing:
/s/ Robert Tull    Radnor, PA		February 14, 2013

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	028-01190					FRANK RUSSELL COMPANY

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:					1

Form 13F Information Table Entry Total:					58

Form 13F Information Table Value Total:			11,074,147 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

01	028-04547					ING Investments, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Campus Communities    COM              024835100    66416  1439750 SH       Sole                   568500            871250
American Tower Corp.           COM              03027X100   221776  2870140 SH       Sole                  1552740           1317400
AvalonBay Communities Inc.     COM              053484101   546034  4027098 SH       Sole                  1866725           2160373
Boston Properties Inc.         COM              101121101   552500  5221621 SH       Sole                  2227928           2993693
Brandywine Realty Trust SBI    COM              105368203    21046  1726537 SH       Sole                  1603083            123454
BRE Properties Inc.            COM              05564E106   273637  5383384 SH       Sole                  2044544           3338840
Camden Property Trust          COM              133131102    82179  1204797 SH       Sole                  1160197             44600
CBL and Associates Properties  COM              124830100    55855  2633432 SH       Sole                  1803032            830400
Colonial Properties Trust SBI  COM              195872106    14722   688900 SH       Sole                   309400            379500
CubeSmart                      COM              229663109    22614  1552078 SH       Sole                   700300            851778
DCT Industrial Trust           COM              233153105     9606  1480100 SH       Sole                  1163000            317100
DDR Corp.                      COM              23317H102   203988 13026070 SH       Sole                  5468833           7557237
Digital Realty Trust Inc.      COM              253868103    21574   317772 SH       Sole                    90315            227457
Douglas Emmett Inc.            COM              25960P109   225675  9685641 SH       Sole                  5074041           4611600
Duke Realty Corporation        COM              264411505    58534  4220200 SH       Sole                  1754100           2466100
EPR Properties                 COM              26884U109      263     5700 SH       Sole                     5700
Equity Residential             COM              29476L107   427182  7538063 SH       Sole                  3412863           4125200
Essex Property Trust Inc.      COM              297178105   103838   708064 SH       Sole                   275164            432900
Federal Realty Investment Trus COM              313747206   184732  1775930 SH       Sole                   693652           1082278
General Growth Properties      COM              370023103   370614 18670740 SH       Sole                  7690493          10980247
HCP Inc.                       COM              40414L109   402061  8899094 SH       Sole                  3707133           5191961
Health Care REIT Inc.          COM              42217K106   406956  6639837 SH       Sole                  3057526           3582311
HealthCare Realty Trust        COM              421946104    49732  2071308 SH       Sole                   996192           1075116
Highwoods Properties Inc.      COM              431284108   191967  5738919 SH       Sole                  2264292           3474627
Home Properties Inc.           COM              437306103      478     7800 SH       Sole                     7800
Hospitality Properties Trust   COM              44106M102     2239    95600 SH       Sole                    95600
Host Hotels & Resorts Inc.     COM              44107P104   511851 32664396 SH       Sole                 15170904          17493492
Kilroy Realty Corp.            COM              49427F108   295490  6237907 SH       Sole                  3209907           3028000
Kimco Realty Corp.             COM              49446R109   347619 17992712 SH       Sole                  8641453           9351259
LaSalle Hotels and Properties  COM              517942108    40635  1600450 SH       Sole                   372350           1228100
Liberty Property Trust         COM              531172104   426955 11936128 SH       Sole                  6026608           5909520
LTC Properties Inc.            COM              502175102      296     8400 SH       Sole                     8400
Macerich Co.                   COM              554382101   634600 10885070 SH       Sole                  5275354           5609716
Mack-Cali Realty Corp.         COM              554489104     5373   205800 SH       Sole                   201700              4100
National Retail Properties Onc COM              637417106      945    30300 SH       Sole                    30300
Omega Healthcare Investors     COM              681936100    45355  1901670 SH       Sole                  1901670
Pebblebrook Hotel Trust        COM              70509V100    55661  2409581 SH       Sole                   926200           1483381
Post Properties Inc.           COM              737464107   235847  4721665 SH       Sole                  2138560           2583105
ProLogis Inc.                  COM              74340W103   513890 14083050 SH       Sole                  6557830           7525220
Public Storage                 COM              74460D109   381825  2634001 SH       Sole                  1070792           1563209
Ramco Gershenson Properties Tr COM              751452202      776    58300 SH       Sole                    58300
Regency Centers Corporation    COM              758849103    42445   900775 SH       Sole                   282375            618400
Retail Properties of America,  COM              76131V202    15487  1293800 SH       Sole                  1293800
Senior Housing Properties Trus COM              81721M109     4347   183900 SH       Sole                   183900
Simon Property Group Inc.      COM              828806109  1130803  7152907 SH       Sole                  2883654           4269253
SL Green Realty Corp.          COM              78440X101   391513  5107802 SH       Sole                  2521206           2586596
Spirit Realty Capital Inc.     COM              84860F109    16626   935100 SH       Sole                   935100
Starwood Hotels and Resorts Wo COM              85590A401     5593    97500 SH       Sole                    97500
Strategic Hotels & Resorts, In COM              86272T106    11108  1735700 SH       Sole                  1373500            362200
Sunstone Hotel Investors Inc.  COM              867892101    13340  1245600 SH       Sole                   915500            330100
Tanger Factory Outlet Centers  COM              875465106   159525  4664480 SH       Sole                  1911202           2753278
Taubman Centers Inc.           COM              876664103   286228  3636021 SH       Sole                  1424347           2211674
UDR Inc.                       COM              902653104   420787 17694983 SH       Sole                  7643114          10051869
Ventas Inc.                    COM              92276F100   410637  6344827 SH       Sole                  2103462           4241365
Vornado Realty Trust           COM              929042109   148130  1849772 SH       Sole                   758304           1091468
Washington REIT                COM              939653101     1446    55300 SH       Sole                    55300
Ramco-Gershenson Pptys Tr 7.25 PERP PFD-D CV    751452608      606    11400 SH       Sole                    11400
Sunstone Hotels 8.00% Series D CV 8% CUM PFD-D  867892507     2190    85900 SH       Sole                    85900